UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Market Value

EXCHANGE TRADED FUNDS - 99.6%
EQUITY FUND - 99.6%
655,800	iShares MSCI Emerging Markets Index Fund	$ 30,042,198
653,000	Vanguard Emerging Markets ETF	30,357,970
	TOTAL EXCHANGE TRADED FUNDS	60,400,168
(Cost - $57,032,920)

TOTAL INVESTMENTS - 99.6%
	(Cost - $57,032,920)(a)	$ 60,400,168
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.4%	229,492
	NET ASSETS - 100.0%	$ 60,629,660

Number of Contracts		Unrealized Depreciation
FUTURES CONTRACTS
7	MSCI Emerging Markets E-Mini maturing March 2011	$ (8,390)
(Underlying Face Amount at Value $389,795)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 3,367,248
Unrealized depreciation:		-
Net unrealized appreciation:		$ 3,367,248

Toews Hedged Growth Allocation Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 19.8%
	DEBT FUNDS - 19.8%
54,672	American Century High-Yield Fund	$ 338,418
42,396	Columbia Conservative High Yield Fund	337,893
2,577	Fifth Third High Yield Bond Fund	25,766
10,111	Forward High Yield Bond Fund	103,334
13,770	Hartford High Yield Fund/The	103,275
45,316	Hartford High Yield Fund/The	340,777
15,851	MFS High Yield Opportunities Fund	102,876
195,713	PIMCO High Yield Fund	1,845,576
30,166	Pioneer Global High Yield Fund	333,942
32,448	Pioneer High Yield Fund	336,157
30,628	Principal High Yield Fund	336,906
41,337	Principal High Yield Fund I	333,175
60,818	Prudential High Yield Fund Inc	340,583
33,318	RidgeWorth SEIX High Yield Bonnd Fund	333,517
44,443	SEI Institutional Managed Trust - High Yield Bond Fund	333,324
2,845	Touchstone High Yield Fund	25,574
	TOTAL MUTUAL FUNDS (Cost - $5,486,032)	5,571,094

	EXCHANGE TRADED FUNDS - 53.5%
	DEBT FUNDS - 3.4%
5,200	iShares iBoxx $ High Yield Corporate Bond Fund	477,256
11,700	SPDR Barclays Capital High Yield Bond ETF	473,733
		950,989
	EQUITY FUNDS - 50.1%
41,200	iShares MSCI EAFE Index Fund	2,448,928
35,900	iShares Russell 2000 Index Fund	2,798,405
30,900	iShares S&P MidCap 400 Index Fund	2,852,997
19,500	Powershares QQQ	1,092,390
20,100	SPDR S&P 500 ETF Trust	2,586,267
63,600	Vanguard Europe Pacific ETF	2,348,748
		14,127,735

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,528,061)	15,078,724

	SHORT-TERM INVESTMENTS - 24.0%
6,765,219	AIM STIT - Liquid Assets Portfolio, to yield 0.09% *	6,765,219
	(Cost $6,765,219)

	TOTAL INVESTMENTS - 97.3% (Cost - $25,779,312)(a)	$ 27,415,037
	ASSETS IN EXCESS OF OTHER LIABILITIES - 2.7%	784,914
	NET ASSETS - 100.0%	$ 28,199,951

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
46	MSCI EAFE Index maturing March 2011	$ 90,685
4	NASDAQ 100 maturing March 2011	8,730
20	Russell Mini maturing March 2011	1,945
5	S&P 500 maturing March 2011	32,925
16	S&P Midcap 400 E-Mini maturing March 2011	32,290
	TOTAL FUTURES CONTRACTS	$ 166,575
	(Underlying Face Amount at Value $13,342,480)

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,652,771
Unrealized depreciation:		(17,046)
Net unrealized appreciation:		$ 1,635,725

Toews Hedged High Yield Bond Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 84.9%
	DEBT FUNDS - 84.9%
192,635	American Century High-Yield Fund - Investor Class	$ 1,192,409
149,323	Columbia Conservative High Yield Fund - Class Z	1,190,107
1	Fifth Third High Yield Bond Fund - Institutional Class	10
1	Forward High Yield Bond Fund - Institutional Class	10
159,692	Hartford High Yield Fund - Institutional Class	1,200,885
1	Hartford High Yield Fund - Class R5	8
1	MFS High Yield Opportunities Fund - Class R4	7
655,873	PIMCO High Yield Fund - Institutional Class	6,184,879
108,034	Pioneer Global High Yield Fund - Class Z	1,195,937
116,243	Pioneer High Yield Fund - Class Z	1,204,280
113,089	Principal High Yield Fund - Institutional Class	1,243,974
152,995	Principal High Yield Fund I - Institutional Class	1,233,140
212,905	Prudential High Yield Fund Inc. - Class Z	1,192,266
123,319	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	1,234,424
164,511	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	1,233,829
1	Touchstone High Yield Fund - Class Y	9
	TOTAL MUTUAL FUNDS (Cost - $18,036,938)	18,306,174

	EXCHANGE TRADED FUNDS - 16.0%
	DEBT FUND - 16.0%
18,900	iShares iBoxx $ High Yield Corporate Bond Fund	1,734,642
42,400	SPDR Barclays Capital High Yield Bond ETF	1,716,776
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,410,338)	3,451,418

	SHORT-TERM INVESTMENTS - 0.7%
156,677	AIM STIT - Liquid Assets Portfolio, to yield 0.09% *	156,677
	(Cost $156,677)

	TOTAL INVESTMENTS - 101.6% (Cost - $21,603,953)(a)	$ 21,914,269
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(350,568)
	NET ASSETS - 100.0%	$ 21,563,701

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 373,243
Unrealized depreciation:		(62,927)
Net unrealized appreciation:		$ 310,316

Toews Hedged International Developed Markets Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Market Value

EXCHANGE TRADED FUNDS - 52.5%
EQUITY FUND - 52.5%
71,700	iShares MSCI EAFE Index Fund	$ 4,261,848
113,500	Vanguard Europe Pacific ETF	4,191,555
	TOTAL EXCHANGE TRADED FUNDS	8,453,403
(Cost - $8,213,021)

SHORT-TERM INVESTMENTS - 39.3%
6,317,709	AIM STIT - Liquid Assets Portfolio, to yield 0.09% *
	(Cost $6,317,709)	6,317,709

TOTAL INVESTMENTS - 91.8%
	(Cost - $14,530,730)(a)	$ 14,771,112
	ASSETS IN EXCESS OF OTHER LIABILITIES - 8.2%	1,317,055
	NET ASSETS - 100.0%	$ 16,088,167

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
96	MSCI EAFE Index maturing March 2011	$ 177,205
(Underlying Face Amount at Value $16,254,720)

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 240,382
Unrealized depreciation:		-
Net unrealized appreciation:		$ 240,382

Toews Hedged Large Cap Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Market Value

SHORT-TERM INVESTMENTS - 79.5%
12,656,698	AIM STIT - Liquid Assets Portfolio, to yield 0.09% *
	(Cost $12,656,698)	$ 12,656,698

TOTAL INVESTMENTS - 79.5%
	(Cost - $12,656,698)(a)	$ 12,656,698
	ASSETS IN EXCESS OF OTHER LIABILITIES - 20.5%	3,261,159
	NET ASSETS - 100.0%	$ 15,917,857

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
22	NASDAQ 100 maturing March 2011	$ 127,440
37	S&P 500 maturing March 2011	387,675
	TOTAL FUTURES CONTRACTS	$ 515,115
(Underlying Face Amount at Value $21,894,000)

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation/(depreciation):		$ -

Toews Hedged Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Market Value

SHORT-TERM INVESTMENTS - 78.9%
17,554,412	AIM STIT - Liquid Assets Portfolio, to yield 0.09% *
	(Cost $17,554,412)	$ 17,554,412

TOTAL INVESTMENTS - 78.9%
	(Cost - $17,554,412)(a)	$ 17,554,412
	ASSETS IN EXCESS OF OTHER LIABILITIES - 21.1%	4,693,795
	NET ASSETS - 100.0%	$ 22,248,207

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
127	S&P Midcap 400 E-Mini maturing March 2011	$ 302,310
150	Russell Mini maturing March 2011	79,080
	TOTAL FUTURES CONTRACTS	$ 381,390
(Underlying Face Amount at Value $23,436,870)

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation/(depreciation)		$ -

Toews Funds
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Funds assets and liabilities measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 60,400,168	$ -	$ -	$ 60,400,168
Total	$ 60,400,168	$ -	$ -	$ 60,400,168
Liabilities
Derivative Instruments*	$ 8,390	$ -	$ -	$ 8,390
Total	$ 8,390	$ -	$ -	$ 8,390

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,571,094	$ -	$ -	$ 5,571,094
Exchange Traded Funds	15,078,724	-	-	15,078,724
Short-Term Investments	6,765,219	-	-	6,765,219
Derivative Instruments*	166,575	-	-	166,575
Total	$ 27,581,612	$ -	$ -	$ 27,581,612

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 18,306,174	$ -	$ -	$ 18,306,174
Exchange Traded Funds	3,451,418	-	-	3,451,418
Short-Term Investments	156,677	-	-	156,677
Total	$ 21,914,269	$ -	$ -	$ 21,914,269

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,453,403	$ -	$ -	$ 8,453,403
Short-Term Investments	6,317,709	-	-	6,317,709
Derivative Instruments*	177,205	-	-	177,205
Total	$ 14,948,317	$ -	$ -	$ 14,948,317

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 12,656,698	$ -	$ -	$ 12,656,698
Derivative Instruments*	515,115	-	-	515,115
Total	$ 13,171,813	$ -	$ -	$ 13,171,813

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 17,554,412	$ -	$ -	$ 17,554,412
Derivative Instruments*	381,390	-	-	381,390
Total	$ 17,935,802	$ -	$ -	$ 17,935,802
* Derivative Instruments include cumulative unrealized gain or loss on futures contracts open at January 31, 2011.
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    4/1/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/11